Vanguard LifeStrategy Conservative Growth Fund | Annuity
Risk/Return
Investment Objective
The Fund seeks to provide current income and low to moderate capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Conservative Growth Fund Annuity) Vanguard LifeStrategy Conservative Growth Fund	Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Conservative Growth Fund Annuity) Vanguard LifeStrategy Conservative Growth Fund		Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.15%
Total Annual Fund Operating Expenses		0.15%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Conservative Growth Fund Annuity) Vanguard LifeStrategy Conservative Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares	15	48	85	192

This example does not include fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the 'Fee Table' section of the accompanying prospectus of the insurance company for the annuity program through which Fund shares are offered.

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Bond Market II Index Fund 60%

Vanguard Total Stock Market Index Fund 28%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests more than half of its assets in fixed income securities, the Fund's overall level of risk should be low to moderate.

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With a target allocation of approximately 40% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard LifeStrategy Conservative Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -2.82%

During the periods shown in the bar chart, the highest return for a calendar quarter was 9.58% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -9.98% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Conservative Growth Fund Annuity) Vanguard LifeStrategy Conservative Growth Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares	11.14%	4.38%	4.42%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Conservative Growth Composite Index	10.34%	5.00%	4.56%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares MSCI US Broad Market Index	17.28%	3.04%	none

Vanguard LifeStrategy Conservative Growth Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income and low to moderate capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Conservative Growth Fund Participant) Vanguard LifeStrategy Conservative Growth Fund	Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Conservative Growth Fund Participant) Vanguard LifeStrategy Conservative Growth Fund		Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.15%
Total Annual Fund Operating Expenses		0.15%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Conservative Growth Fund Participant) Vanguard LifeStrategy Conservative Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares	15	48	85	192

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Bond Market II Index Fund 60%

Vanguard Total Stock Market Index Fund 28%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests more than half of its assets in fixed income securities, the Fund's overall level of risk should be low to moderate.

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With a target allocation of approximately 40% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
Annual Total Returns - Vanguard LifeStrategy Conservative Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -2.82%

During the periods shown in the bar chart, the highest return for a calendar quarter was 9.58% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -9.98% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Conservative Growth Fund Participant) Vanguard LifeStrategy Conservative Growth Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares	11.14%	4.38%	4.42%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Conservative Growth Composite Index	10.34%	5.00%	4.56%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares MSCI US Broad Market Index	17.28%	3.04%	none

Vanguard LifeStrategy Conservative Growth Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income and low to moderate capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Conservative Growth Fund Retail) Vanguard LifeStrategy Conservative Growth Fund (USD $)	Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Conservative Growth Fund Retail) Vanguard LifeStrategy Conservative Growth Fund		Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.15%
Total Annual Fund Operating Expenses		0.15%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Conservative Growth Fund Retail) Vanguard LifeStrategy Conservative Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares	15	48	85	192

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Bond Market II Index Fund 60%

Vanguard Total Stock Market Index Fund 28%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests more than half of its assets in fixed income securities, the Fund's overall level of risk should be low to moderate.

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With a target allocation of approximately 40% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard LifeStrategy Conservative Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -2.82%

During the periods shown in the bar chart, the highest return for a calendar quarter was 9.58% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -9.98% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Conservative Growth Fund Retail) Vanguard LifeStrategy Conservative Growth Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares	11.14%	4.38%	4.42%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Return After Taxes on Distributions	10.28%	3.40%	3.35%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	7.39%	3.24%	3.19%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Conservative Growth Composite Index	10.34%	5.00%	4.56%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares MSCI US Broad Market Index	17.28%	3.04%	none

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard LifeStrategy Growth Fund | Annuity
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and some current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Growth Fund Annuity) Vanguard LifeStrategy Growth Fund	Vanguard LifeStrategy Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Growth Fund Annuity) Vanguard LifeStrategy Growth Fund		Vanguard LifeStrategy Growth Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		0.17%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Growth Fund Annuity) Vanguard LifeStrategy Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Growth Fund - Investor Shares	18	58	101	230

This example does not include fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the 'Fee Table' section of the accompanying prospectus of the insurance company for the annuity program through which Fund shares are offered.

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 20%

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stocks usually are more volatile than bonds, and because the Fund invests most of its assets in stocks, the Fund's overall level of risk should be moderate to high.

With a target allocation of approximately 80% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard LifeStrategy Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.71% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.45% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Growth Fund Annuity) Vanguard LifeStrategy Growth Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Growth Fund - Investor Shares	15.06%	3.32%	3.40%
Vanguard LifeStrategy Growth Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard LifeStrategy Growth Fund - Investor Shares Growth Composite Index	14.08%	3.84%	3.65%
Vanguard LifeStrategy Growth Fund - Investor Shares MSCI US Broad Market Index	17.28%	3.04%	none

Vanguard LifeStrategy Growth Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and some current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Growth Fund Participant) Vanguard LifeStrategy Growth Fund	Vanguard LifeStrategy Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Growth Fund Participant) Vanguard LifeStrategy Growth Fund		Vanguard LifeStrategy Growth Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		0.17%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Growth Fund Participant) Vanguard LifeStrategy Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Growth Fund - Investor Shares	18	58	101	230

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense DETERMINE IN BL, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 20%

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stocks usually are more volatile than bonds, and because the Fund invests most of its assets in stocks, the Fund's overall level of risk should be moderate to high.

With a target allocation of approximately 80% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
Annual Total Returns - Vanguard LifeStrategy Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.71% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.45% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Growth Fund Participant) Vanguard LifeStrategy Growth Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Growth Fund - Investor Shares	15.06%	3.32%	3.40%
Vanguard LifeStrategy Growth Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard LifeStrategy Growth Fund - Investor Shares Growth Composite Index	14.08%	3.84%	3.65%
Vanguard LifeStrategy Growth Fund - Investor Shares MSCI US Broad Market Index	17.28%	3.04%	none

Vanguard LifeStrategy Growth Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and some current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Growth Fund Retail) Vanguard LifeStrategy Growth Fund (USD $)	Vanguard LifeStrategy Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Growth Fund Retail) Vanguard LifeStrategy Growth Fund		Vanguard LifeStrategy Growth Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		0.17%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Growth Fund Retail) Vanguard LifeStrategy Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Growth Fund - Investor Shares	18	58	101	230

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 20%

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stocks usually are more volatile than bonds, and because the Fund invests most of its assets in stocks, the Fund's overall level of risk should be moderate to high.

With a target allocation of approximately 80% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard LifeStrategy Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.71% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.45% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Growth Fund Retail) Vanguard LifeStrategy Growth Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Growth Fund - Investor Shares	15.06%	3.32%	3.40%
Vanguard LifeStrategy Growth Fund - Investor Shares Return After Taxes on Distributions	14.59%	2.83%	2.86%
Vanguard LifeStrategy Growth Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	10.09%	2.68%	2.68%
Vanguard LifeStrategy Growth Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard LifeStrategy Growth Fund - Investor Shares Growth Composite Index	14.08%	3.84%	3.65%
Vanguard LifeStrategy Growth Fund - Investor Shares MSCI US Broad Market Index	17.28%	3.04%	none

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard LifeStrategy Income Fund | Annuity
Risk/Return
Investment Objective
The Fund seeks to provide current income and some capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Income Fund Annuity) Vanguard LifeStrategy Income Fund	Vanguard LifeStrategy Income Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Income Fund Annuity) Vanguard LifeStrategy Income Fund		Vanguard LifeStrategy Income Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.13%
Total Annual Fund Operating Expenses		0.13%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Income Fund Annuity) Vanguard LifeStrategy Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Income Fund - Investor Shares	14	45	79	179

This example does not include fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the 'Fee Table' section of the accompanying prospectus of the insurance company for the annuity program through which Fund shares are offered.

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Bond Market II Index Fund 80%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests most of its assets in fixed income securities, the Fund's overall level of risk should be relatively low.

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With a target allocation of approximately 20% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard LifeStrategy Income Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 0.84%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.80% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -4.76% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Income Fund Annuity) Vanguard LifeStrategy Income Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Income Fund - Investor Shares	9.22%	4.75%	4.77%
Vanguard LifeStrategy Income Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard LifeStrategy Income Fund - Investor Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard LifeStrategy Income Fund - Investor Shares Income Composite Index	8.51%	5.43%	5.03%

Vanguard LifeStrategy Income Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income and some capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Income Fund Participant) Vanguard LifeStrategy Income Fund	Vanguard LifeStrategy Income Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Income Fund Participant) Vanguard LifeStrategy Income Fund		Vanguard LifeStrategy Income Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.13%
Total Annual Fund Operating Expenses		0.13%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Income Fund Participant) Vanguard LifeStrategy Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Income Fund - Investor Shares	14	45	79	179

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Bond Market II Index Fund 80%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests most of its assets in fixed income securities, the Fund's overall level of risk should be relatively low.

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With a target allocation of approximately 20% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
Annual Total Returns - Vanguard LifeStrategy Income Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 0.84%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.80% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -4.76% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Income Fund Participant) Vanguard LifeStrategy Income Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Income Fund - Investor Shares	9.22%	4.75%	4.77%
Vanguard LifeStrategy Income Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard LifeStrategy Income Fund - Investor Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard LifeStrategy Income Fund - Investor Shares Income Composite Index	8.51%	5.43%	5.03%

Vanguard LifeStrategy Income Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income and some capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Income Fund Retail) Vanguard LifeStrategy Income Fund (USD $)	Vanguard LifeStrategy Income Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Income Fund Retail) Vanguard LifeStrategy Income Fund		Vanguard LifeStrategy Income Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.13%
Total Annual Fund Operating Expenses		0.13%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Income Fund Retail) Vanguard LifeStrategy Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Income Fund - Investor Shares	14	45	79	179

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Bond Market II Index Fund 80%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests most of its assets in fixed income securities, the Fund's overall level of risk should be relatively low.

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With a target allocation of approximately 20% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard LifeStrategy Income Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 0.84%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.80% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -4.76% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Income Fund Retail) Vanguard LifeStrategy Income Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Income Fund - Investor Shares	9.22%	4.75%	4.77%
Vanguard LifeStrategy Income Fund - Investor Shares Return After Taxes on Distributions	8.17%	3.49%	3.41%
Vanguard LifeStrategy Income Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	6.07%	3.36%	3.30%
Vanguard LifeStrategy Income Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard LifeStrategy Income Fund - Investor Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard LifeStrategy Income Fund - Investor Shares Income Composite Index	8.51%	5.43%	5.03%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard LifeStrategy Moderate Growth Fund | Annuity
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and a low to moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Moderate Growth Fund Annuity) Vanguard LifeStrategy Moderate Growth Fund	Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Moderate Growth Fund Annuity) Vanguard LifeStrategy Moderate Growth Fund		Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		0.16%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Moderate Growth Fund Annuity) Vanguard LifeStrategy Moderate Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares	17	55	96	217

This example does not include fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the 'Fee Table' section of the accompanying prospectus of the insurance company for the annuity program through which Fund shares are offered.

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 40%

Vanguard Total International Stock Index Fund 18%

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests a significant portion of its assets in bonds, the Fund's overall level of risk should be moderate.

With a target allocation of approximately 60% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard LifeStrategy Moderate Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -5.62%

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.23% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -14.19% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Moderate Growth Fund Annuity) Vanguard LifeStrategy Moderate Growth Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares	13.31%	4.04%	4.09%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Moderate Growth Composite Index	12.57%	4.55%	4.38%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares MSCI US Broad Market Index	17.28%	3.04%	none

Vanguard LifeStrategy Moderate Growth Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and a low to moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Moderate Growth Fund Participant) Vanguard LifeStrategy Moderate Growth Fund	Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Moderate Growth Fund Participant) Vanguard LifeStrategy Moderate Growth Fund		Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		0.16%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Moderate Growth Fund Participant) Vanguard LifeStrategy Moderate Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 40%

Vanguard Total International Stock Index Fund 18%

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests a significant portion of its assets in bonds, the Fund's overall level of risk should be moderate.

With a target allocation of approximately 60% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
Annual Total Returns - Vanguard LifeStrategy Moderate Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -5.62%

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.23% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -14.19% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Moderate Growth Fund Participant) Vanguard LifeStrategy Moderate Growth Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares	13.31%	4.04%	4.09%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Moderate Growth Composite Index	12.57%	4.55%	4.38%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares MSCI US Broad Market Index	17.28%	3.04%	none

Vanguard LifeStrategy Moderate Growth Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and a low to moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard LifeStrategy Moderate Growth Fund Retail) Vanguard LifeStrategy Moderate Growth Fund (USD $)	Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard LifeStrategy Moderate Growth Fund Retail) Vanguard LifeStrategy Moderate Growth Fund		Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		0.16%
[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard LifeStrategy Moderate Growth Fund Retail) Vanguard LifeStrategy Moderate Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 40%

Vanguard Total International Stock Index Fund 18%

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests a significant portion of its assets in bonds, the Fund's overall level of risk should be moderate.

With a target allocation of approximately 60% of its assets in stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard LifeStrategy Moderate Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -5.62%

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.23% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -14.19% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard LifeStrategy Moderate Growth Fund Retail) Vanguard LifeStrategy Moderate Growth Fund	One Year	Five Years	Ten Years
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares	13.31%	4.04%	4.09%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Return After Taxes on Distributions	12.62%	3.29%	3.27%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	8.88%	3.11%	3.09%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Moderate Growth Composite Index	12.57%	4.55%	4.38%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares MSCI US Broad Market Index	17.28%	3.04%	none

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.